22. Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2017	2016

Assets

Cash	$556,392	$494,086
Investment in subsidiary - Community National Bank	70,219,699	66,769,241
Investment in Capital Trust	387,000	387,000
Income taxes receivable	290,224	269,335
Total assets	$71,453,315	$67,919,662

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	630,461	581,145
Total liabilities	13,517,461	13,468,145

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 25 shares issued
and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized,
5,322,320 and 5,269,053 shares issued at December 31, 2017
and 2016, respectively (including 13,039 and 15,022 shares
issued February 1, 2018 and 2017, respectively)	13,305,800	13,172,633
Additional paid-in capital	31,639,189	30,825,658
Retained earnings	13,387,739	10,666,782
Accumulated other comprehensive loss	(274,097)	(90,779)
Less: treasury stock, at cost; 210,101 shares at December 31, 2017 and 2016	(2,622,777)	(2,622,777)
Total shareholders' equity	57,935,854	54,451,517

Total liabilities and shareholders' equity	$71,453,315	$67,919,662

Condensed Statements of Income
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2017	2016

Income
Bank subsidiary distributions	$3,206,000	$2,940,000
Dividends on Capital Trust	15,757	13,818
Total income	3,221,757	2,953,818

Expense
Interest on junior subordinated debentures	524,696	460,142
Administrative and other	344,657	345,842
Total expense	869,353	805,984

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	2,352,404	2,147,834
Income tax benefit	290,224	269,335

Income before equity in undistributed net income of subsidiary	2,642,628	2,417,169
Equity in undistributed net income of subsidiary	3,588,670	3,067,109
Net income	$6,231,298	$5,484,278

Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2017	2016

Cash Flows from Operating Activities
Net income	$6,231,298	$5,484,278
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(3,588,670)	(3,067,109)
Increase in income taxes receivable	(20,888)	(29,941)
Net cash provided by operating activities	2,621,740	2,387,228

Cash Flows from Financing Activities
Dividends paid on preferred stock	(101,563)	(87,500)
Dividends paid on common stock	(2,457,871)	(2,313,967)
Net cash used in financing activities	(2,559,434)	(2,401,467)
Net (decrease) increase in cash	62,306	(14,239)

Cash
Beginning	494,086	508,325
Ending	$556,392	$494,086

Cash Received for Income Taxes	$269,335	$239,394

Cash Paid for Interest	$524,696	$460,142

Dividends paid:
Dividends declared	$3,453,884	$3,212,092
Increase in dividends payable attributable to dividends declared	(49,315)	(565)
Dividends reinvested	(946,698)	(897,560)
	$2,457,871	$2,313,967